                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment          [ ];   Amendment Number: ___________

This Amendment (Check only one): [ ]    is a restatement.
                                 [ ]    adds new entries.

Institutional Investment Manager Filing this Report:

Name:    RA Capital Management, LLC
Address: 800 Boylston Street, Suite 1500
         Boston, MA 02199

Form 13F File Number: 28-12884

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Kolchinsky
Title: Manager
Phone: (617) 778-2500
Signature, Place, and Date of Signing


   /s/ Peter Kolchinsky             Boston, MA              November 14, 2008
--------------------------   --------------------------   ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Tabel Entry Total:         23

Form 13F Information Table Value Total:    340,161
                                        (thousands)
List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------------------  ---------  -----------  --------  --------------------  ----------  --------  ----------------------
                               TITLE OF                VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING    AUTHORITY
      NAME OF ISSUER            CLASS       CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE/    SHARED/NONE
----------------------------  ---------  -----------  --------  ---------  ---  ----  ----------  --------  ---------  -----------
AMAG PHARMACEUTICALS INC         COM     00163U 10 6     8,396    216,780   SH              SOLE       N/A    216,780
ARDEA BIOSCIENCES INC            COM     03969P 10 7     6,384    461,609   SH              SOLE       N/A    461,609
ARQULE INC                       COM     04269E 10 7     7,134  2,215,375   SH              SOLE       N/A  2,215,375
ATHERSYS INC                     COM     04744L 10 6     2,078  1,194,500   SH              SOLE       N/A  1,194,500
CHELSEA THERAPEUTICS INTL LT     COM     163428 10 5       332    102,200   SH              SOLE       N/A    102,200
CURIS INC                        COM     231269 10 1     6,457  5,614,764   SH              SOLE       N/A  5,614,764
CYTRX CORP                     COM NEW   232828 30 1       115    225,896   SH              SOLE       N/A    225,896
DYNAVAX TECHNOLOGIES CORP        COM     268158 10 2     1,158    815,383   SH              SOLE       N/A    815,383
GENELABS TECHNOLOGIES INC      COM NEW   368706 20 6     1,084  2,520,153   SH              SOLE       N/A  2,520,153
HANA BIOSCIENCES INC             COM     40963P 10 5       300    500,000   SH              SOLE       N/A    500,000
JAVELIN PHARMACEUTICALS INC      COM     471894 10 5     8,939  3,438,117   SH              SOLE       N/A  3,438,117
NORTHSTAR NEUROSCIENCE INC       COM     66704V 10 1     3,890  2,509,600   SH              SOLE       N/A  2,509,600
ONYX PHARMACEUTICALS INC         COM     683399 10 9    16,504    456,159   SH              SOLE       N/A    456,159
OREXIGEN THERAPEUTICS INC        COM     686164 10 4     6,664    617,608   SH              SOLE       N/A    617,608
PHARMASSET INC                   COM     71715N 10 6    15,582    781,071   SH              SOLE       N/A    781,071
PROGEN PHARMACEUTICALS LIMIT     SHS     Q7759R 10 0       280    500,000   SH              SOLE       N/A    500,000
QUESTCOR PHARMACEUTICALS INC     COM     74835Y 10 1    21,743  2,958,230   SH              SOLE       N/A  2,958,230
ROCKWELL MEDICAL TECH            COM     774374 10 2     4,202  1,014,922   SH              SOLE       N/A  1,014,922
SEQUENOM INC                   COM NEW   817337 40 5   156,557  5,881,180   SH              SOLE       N/A  5,881,180
SEQUENOM INC                   COM NEW   817337 40 5    56,552  2,124,400   SH  CALL        SOLE       N/A        N/A
SOMAXON PHARMACEUTICALS INC      COM     834453 10 2       729    232,206   SH              SOLE       N/A    232,206
SUCAMPO PHARMACEUTICALS INC      CL A    864909 10 6       388     45,476   SH              SOLE       N/A     45,476
VERTEX PHARMACEUTICALS INC       COM     92532F 10 0    14,694    442,044   SH              SOLE       N/A    442,044